Load [Member] Fees and Expenses - North Carolina Tax-Free Income Series	Jun. 30, 2026
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Shareholder Fees Caption [Optional Text]	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Footnotes [Text Block]	For the most recent fiscal year ended June 30, 2026, the Total Annual Fund Operating Expenses were 0.70% after voluntary fee waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	You would pay the same expenses assuming no redemption.
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transactions costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance. During the fiscal year ended June 30, 2026, the Fund’s portfolio turnover rate was 6.89% of the average value of its portfolio.

Portfolio Turnover, Rate	6.89%